Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Commissions	¥279,857	¥364,095	¥407,011
Fees from investment banking	113,208	173,265	212,234
Asset management and portfolio service fees	271,684	310,154	378,196
Other revenue	43,190	48,971	71,221

Total	¥707,939	¥896,485	¥1,068,662

Schedule of Disaggregation of Brokerage Commissions Revenue
Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Wealth Management Division (renamed from the Retail Division to the “Wealth Management Division”, effective from April 1, 2024, to match the condition of business), and to a lesser extent, the Wholesale Division. The following table shows a breakdown of
Commissions
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Brokerage commissions	¥190,778	¥242,687	¥264,512
Commissions for distribution of investment trust	30,268	56,241	66,108
Other commissions	58,811	65,167	76,391

Total	¥279,857	¥364,095	¥407,011

Schedule of Disaggregation of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Equity underwriting and distribution fees	¥18,862	¥45,478	¥52,930
Debt underwriting and distribution fees	21,145	27,456	48,383
Financial advisory fees	53,946	61,560	78,674
Other fees	19,255	38,771	32,247

Total	¥113,208	¥173,265	¥212,234

Schedule of Disaggregation of Asset Management Fees and Custody Fee	The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Asset management fees	¥171,327	¥193,468	¥235,893
Administration fees	76,157	88,201	109,092
Custodial fees	24,200	28,485	33,211

Total	¥271,684	¥310,154	¥378,196

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amounts of contract assets as of March 31, 2024 and 2025 were not significant.

	Millions of yen
	March 31, 2024	March 31, 2025
Customer contract receivables	¥101,668	¥114,158
Contract liabilities (1)	6,073	5,276

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.